Consolidated Statements of Shareholders Equity (USD $) In Thousands	Total	Convertible Preferred Stock	Convertible Preferred Stock Series D Preferred Stock	Convertible Preferred Stock Series E Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Beginning Balance at Dec. 31, 2010	$ 2,909	$ 33,724			$ 2	$ 3,547		$ (34,364)
Beginning Balance, shares at Dec. 31, 2010		25,535			21,190
Issuance of common stock upon exercise and early exercise of stock options	893					893
Issuance of common stock upon exercise and early exercise of stock options, shares					1,020
Issuance of stock	10,385		10,385
Issuance of stock, shares			1,737
Share-based compensation	1,188					1,188
Other comprehensive loss	(20)						(20)
Net loss	(13,903)							(13,903)
Ending Balance at Dec. 31, 2011	1,452	44,109			2	5,628	(20)	(48,267)
Ending Balance, shares at Dec. 31, 2011		27,272			22,210
Issuance of common stock upon exercise and early exercise of stock options	419					419
Issuance of common stock upon exercise and early exercise of stock options, shares	484				484
Issuance of preferred stock warrants in connection with a debt agreement	169					169
Issuance of stock	29,911			29,911
Issuance of stock, shares				3,097
Reclassification of preferred stock warrant	473					473
Share-based compensation	3,102					3,102
Other comprehensive loss	(65)						(65)
Net loss	(35,390)							(35,390)
Ending Balance at Dec. 31, 2012	71	74,020			2	9,791	(85)	(83,657)
Ending Balance, shares at Dec. 31, 2012		30,369			22,694
Issuance of common stock upon exercise and early exercise of stock options	1,007					1,007
Issuance of common stock upon exercise and early exercise of stock options, shares	607				616
Issuance of common stock for legal settlement	257					257
Issuance of common stock for legal settlement, shares					20
Issuance of preferred stock warrants in connection with a debt agreement	866					866
Issuance of stock	99,277				1	99,276
Issuance of stock, shares					8,545
Reclassification of preferred stock warrant	820					820
Conversion of preferred stock into common stock in connection with IPO		(74,020)			3	74,017
Conversion of preferred stock into common stock in connection with IPO, shares		(30,369)			30,369
Share-based compensation	7,540					7,540
Other comprehensive loss	(225)						(225)
Net loss	(46,098)							(46,098)
Ending Balance at Dec. 31, 2013	$ 63,515				$ 6	$ 193,574	$ (310)	$ (129,755)
Ending Balance, shares at Dec. 31, 2013					62,244